Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	$ 3,066
AOCI as at October 1, 2018	2,302
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	(227)
Gains / (losses) recognized in OCI	(1,660)
Amount reclassified to net income as the hedged item affects net income	457
AOCI as at October 1, 2018	(1,430)
Active hedges	(567)
Discontinued hedges	(863)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	(597)
Gains / (losses) recognized in OCI	(1,681)
Amount reclassified to net income as the hedged item affects net income	67
AOCI as at October 1, 2018	(2,211)
Active hedges	(1,348)
Discontinued hedges	(863)
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	298
Gains / (losses) recognized in OCI	(3)
Amount reclassified to net income as the hedged item affects net income	456
AOCI as at October 1, 2018	751
Active hedges	751
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	72
Gains / (losses) recognized in OCI	24
Amount reclassified to net income as the hedged item affects net income	(66)
AOCI as at October 1, 2018	30
Active hedges	30
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	(1,580)
Gains / (losses) recognized in OCI	(211)
AOCI as at October 1, 2018	(1,791)
Active hedges	(1,791)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
AOCI as at November 1, 2017	(1,807)
Gains / (losses) recognized in OCI	(1,871)
Amount reclassified to net income as the hedged item affects net income	457
AOCI as at October 1, 2018	(3,221)
Active hedges	(2,358)
Discontinued hedges	$ (863)